Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Related Party [Abstract]
Short-term employee benefits and termination benefits	$ 2,569	$ 4,374
Share-based payments	11,963	11,778
Total compensation paid to key management personnel	$ 14,532	$ 16,152